Summary of Significant Accounting Policies (Details) - Schedule of intangible assets estimated useful lives	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Useful Life	50 years	50 years
Unpatented Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Useful Life		10 years